Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 19, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 22, 2016